Group Annuity Contract	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Group Annuity Contract
Group Annuity Contract

(3) Group Annuity Contract

On July 1, 2025, the Plan entered into a traditional fully benefit-responsive guaranteed investment contract with John Hancock Retirement Plan Services (John Hancock) with a balance at December 31, 2025 of $2,851,610.  John Hancock maintains the contributions in a general account. The general account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. John Hancock is contractually obligated to repay the principal and the specified interest rate guaranteed to the Plan. The crediting rate is a composite weighted average of underlying guarantees provided in the contract and will not be less than 0 percent. Each underlying guarantee is in effect for its full maturity. The composite rate is reset semiannually based on the changing weighted average of the underlying guarantees and applies prospectively.

Prior to July 1, 2025, the Plan maintained a traditional fully benefit-responsive guaranteed investment contract with Principal Life Insurance Company (Principal Life).  The balance at December 31, 2024 totaled $3,833,720.  Principal Life maintained the contributions in a general account. The general account was credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. Principal Life was contractually obligated to repay the principal and the specified interest rate guaranteed to the Plan. The crediting rate was a composite weighted average of underlying guarantees provided in the contract and were not less than 0 percent. Each underlying guarantee was in effect for its full maturity. The composite rate was reset semiannually based on the changing weighted average of the underlying guarantees and applies prospectively.

The contracts provide for benefit payments at book value (i.e., no market value adjustments or surrender charge adjustments) for withdrawals due to retirement, termination of employment, disability, loans, plan termination or death, including participant-directed transfers. Participant investment transfers to noncompeting investment options have no restrictions. Direct participant investment transfers to competing Plan investment options are not allowed. Indirect participant transfers to competing Plan investment options will generally be subjected to an equity wash. An equity wash generally requires that transfers must be directed to a noncompeting investment option under the Plan for 90 days before such transferred amounts may be directed to any competing Plan investment option available under the Plan. Competing Plan investment options include other guaranteed investment options or a stable value, money market or other short-term fixed income investment option.

The contracts meet the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the Plan. Contract value as reported to the Plan by the trustee, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. The contract value as of December 31, 2025 and 2024 equals fair value. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

The Plan’s ability to receive amounts due is dependent on the issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments. There are no reserves against contract value for credit risk of the contract issuer. There are no unfunded commitments associated with the contract.

Certain events might limit the ability of the Plan to transact at contract value with the issuer. Such events include (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, and (3) premature termination of the contract. A surrender charge of 10 percent is assessed on all withdrawals by the Company and transfers by the Company in excess of 20 percent of the accumulated Company’s withdrawal and transfer percentage as of the date of the withdrawal transfer. The surrender charge is deducted from any amounts withdrawn or transferred by the Company unless paid by the Company. No events are probable of occurring that might limit the ability of the Plan to transact at contract value with John Hancock and that also would limit the ability of the Plan to transact at contract value with the participants.

In addition, certain events and circumstances allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Such events and circumstances include (1) Plan amendments that operate in a manner that would materially and adversely affect the terms or operation of the contract, (2) announcement by John Hancock that the contract will no longer establish new guaranteed interest balances, and (3) there are no guaranteed interest balances that have been established that are accepting deposits.